Benefit plans (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Benefit Plans
Cost	$ 374	$ 129	$ 473
Interest	828	1,342	929
Actuarial results - Other comprehensive results	654	(390)	(319)
Benefit plan charge	$ 1,856	$ 1,081	$ 1,083